INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Inventory [Line Items]
Raw material	$ 4	$ 39
Finished goods	1,343	414
Project-in-progress	795	235
Total	$ 2,142	$ 688